UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2009
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               7-23-2009
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          111
                                         -----------

Form 13F Information Table Value Total:  $   125,219
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                         8,729,934    172,324         SOLE          SOLE        SOLE
Vanguard Short-term Bond Index   COMMON STOCK      921937827          6,861,053     86,772         SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK       91927806          5,889,288     84,241         SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK      921937835          5,509,852     70,921         SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK      785688102          3,855,887     87,060         SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK       88606108          3,773,907     68,955         SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK      921937819          3,682,843     47,662         SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK      594918104          3,291,028    138,453         SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK      458140100          3,064,977    185,195         SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                         2,841,504     59,708         SOLE          SOLE        SOLE
IBM                              COMMON STOCK      459200101          2,809,629     26,907         SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK      478160104          2,725,321     47,981         SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK        2824100          2,660,347     56,555         SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK      742718109          2,607,429     51,026         SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK       30975106          2,562,738     75,978         SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                         2,559,949     30,238         SOLE          SOLE        SOLE
United Technologies              COMMON STOCK      913017109          2,443,679     47,030         SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                         2,350,134     40,879         SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK      191216100          2,306,543     48,063         SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                         2,176,321     50,813         SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                         2,069,289     47,439         SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                         1,869,965     66,405         SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK      166741100          1,861,625     28,100         SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                         1,789,150     83,255         SOLE          SOLE        SOLE
Russell MidCap Value             COMMON STOCK                         1,662,641     57,372         SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK      437076102          1,650,296     69,839         SOLE          SOLE        SOLE
E. I. Du Pont De Nemours         COMMON STOCK      263534109          1,298,550     50,685         SOLE          SOLE        SOLE
FPL Group                        COMMON STOCK                         1,293,224     22,744         SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                         1,248,057     25,765         SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                         1,201,505     26,228         SOLE          SOLE        SOLE
Emerging Markets                 COMMON STOCK                         1,170,110     36,305         SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                         1,120,203     37,142         SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                         1,048,339     56,944         SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                         1,011,182     14,015         SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK       32511107          1,002,438     22,085         SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                           945,455      9,302         SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                           861,540     20,469         SOLE          SOLE        SOLE
EAFE Foreign Value               COMMON STOCK                           821,050     19,470         SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                           802,789     15,995         SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                           771,506     31,059         SOLE          SOLE        SOLE
Chubb Corporation                COMMON STOCK      171232101            766,494     19,220         SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK      464287614            764,225     18,626         SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK      428236103            688,395     17,811         SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                           677,143     12,598         SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK      110122108            662,563     32,622         SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK      293562104            653,390      9,620         SOLE          SOLE        SOLE
3M Company                       COMMON STOCK      604059105            643,611     10,709         SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                           623,707     11,578         SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK      268648102            622,329     47,506         SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK      17275R102            616,121     33,036         SOLE          SOLE        SOLE
Franklin Resources Inc.          COMMON STOCK      354613101            607,764      8,440         SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK      872540109            587,195     14,877         SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK      464287655            551,715     10,801         SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK      842587107            532,275     17,082         SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                           520,437     15,610         SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                           518,971      9,065         SOLE          SOLE        SOLE
BP PLC                           COMMON STOCK       55622104            514,849     10,798         SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                           510,417      7,795         SOLE          SOLE        SOLE
XTO Energy Inc                   COMMON STOCK                           503,791     13,209         SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                           503,695     10,886         SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK      949746101            503,249     20,744         SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                           502,172     28,023         SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK       53015103            490,490     13,840         SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK      264399106            484,621     33,216         SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                           481,344      5,275         SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK       58933107            442,775     15,836         SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK      92343V104            434,952     14,154         SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                           434,636     10,937         SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                           428,799     14,585         SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK      717081103            428,610     28,574         SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK      291011104            423,760     13,079         SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                           400,678     27,220         SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK      464288661            385,328      3,478         SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                           383,418      9,011         SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                           379,644      6,800         SOLE          SOLE        SOLE
Devon Energy Corp New            COMMON STOCK                           378,503      6,945         SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK      997134101            377,905      6,876         SOLE          SOLE        SOLE
General Electric                 COMMON STOCK      369604103            371,184     31,671         SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                           368,869     11,876         SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                           357,447     18,340         SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                           322,741      4,335         SOLE          SOLE        SOLE
Noble Corporation                COMMON STOCK                           321,406     10,625         SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                           319,753     19,509         SOLE          SOLE        SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                           318,616      4,379         SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                           297,494      7,630         SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                           294,872     11,015         SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK      729251108            294,822      9,900         SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK      98956P102            293,003      6,878         SOLE          SOLE        SOLE
Vanguard LT Bond Index Fund      COMMON STOCK      921937793            271,466      3,630         SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                           268,400      8,000         SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                           256,504      9,942         SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK      585055106            253,825      7,275         SOLE          SOLE        SOLE
Kraft Foods Inc                  COMMON STOCK                           243,872      9,624         SOLE          SOLE        SOLE
San Juan Basin Royal Tr          COMMON STOCK      798241105            243,643     16,955         SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK      423074103            239,083      6,697         SOLE          SOLE        SOLE
Caterpillar Inc.                 COMMON STOCK      149123101            227,447      6,884         SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK      910581107            225,195      9,015         SOLE          SOLE        SOLE
Staples Inc.                     COMMON STOCK      855030102            217,944     10,800         SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                           217,076      8,690         SOLE          SOLE        SOLE
Oracle Corp.                     COMMON STOCK      68389X105            215,528     10,062         SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK      370334104            211,644      3,778         SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                           209,860      4,885         SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK      194162103            204,934      2,897         SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK       13817101            174,319     16,875         SOLE          SOLE        SOLE
Japan                            COMMON STOCK                           143,374     15,204         SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                           109,692    289,500         SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                            93,796     17,900         SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                                40     16,000         SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK      732816103                 28     12,800         SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                                15     50,000         SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                 0     40,000         SOLE          SOLE        SOLE